Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Details Textual) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Nov. 12, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Accrued Revenue, Net		$ (9,332)		$ (9,141)
Amortization of Deferred Gain		298		601
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years 146 days
Amortization of Intangible Assets, Total		95	$ 0
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired	60.00%
Finite-Lived Intangible Assets, Net, Ending Balance		$ 1,318		$ 1,412